Investments In Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Note 8 - Investments in Subsidiaries
Note 8 - Investments in Subsidiaries

A.	Non-controlling interests in subsidiaries

The following tables present information with respect to non-controlling interests in a subsidiary, YPH (at the rate of 50%), before elimination of inter-company transactions. The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Company.

As of December 31
2022	2021
$ millions	$ millions

Current assets	267	231
Non-current assets	392	408
Current liabilities	(145)	(168)
Non-current liabilities	(48)	(83)
Equity	(466)	(388)

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Sales	723	528	359
Operating Income	146	105	29
Depreciation and amortization	34	38	37
Operating income before depreciation and amortization	180	143	66
Net Income	116	96	23
Total Comprehensive income	78	104	40
B.	Business Acquisition and Divestiture

(1)

As part of the Company's strategy to divest low synergy businesses and non-core business activities, in March 2022, the Company completed the sale of its 50% share in its joint venture, Novetide Ltd., for a consideration of $33 million, of which $8 million represents an estimate for the fair value of a contingent consideration. As a result, the Company recognized a capital gain of $22 million.

(2)

Further to the acquisition of Nobian’s holding in Sal Vesta (51%) in 2021, which was part of the partnership termination agreement between the Company and Nobian, on February 3, 2023, the Company signed an agreement for the sale of its 100% shares in Sal Vesta to Salins Group for a consideration of $13 million. As part of the transaction, the Company engaged in a long-term take-or-pay supply agreement for all the vacuum salt produced at ICL Iberia. The closing date is expected in the first quarter of 2023. No significant impact is expected on the Company’s financial statements.